Schedule of Investments(a)
July 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–96.28%
Agricultural & Farm Machinery–1.35%
AGCO Corp.	590,890	$69,707,293
Application Software–3.35%
AppLovin Corp., Class A(b)	444,720	173,752,104
Coal & Consumable Fuels–2.06%
Cameco Corp. (Canada)	1,423,238	106,643,223
Communications Equipment–3.25%
Lumentum Holdings, Inc.(b)(c)	1,527,296	168,124,744
Construction & Engineering–3.22%
AECOM	985,659	111,123,195
MasTec, Inc.(b)	294,127	55,651,770
		166,774,965
Construction Machinery & Heavy Transportation Equipment– 1.17%
Oshkosh Corp.	478,639	60,562,193
Copper–1.66%
Freeport-McMoRan, Inc.	2,139,583	86,096,820
Diversified Banks–2.24%
Fifth Third Bancorp	640,338	26,618,851
U.S. Bancorp	1,985,665	89,275,498
		115,894,349
Diversified Chemicals–0.45%
Huntsman Corp.	2,423,948	23,512,296
Diversified Metals & Mining–1.81%
Anglo American PLC (South Africa)	937,014	26,365,787
Teck Resources Ltd., Class B (Canada)	2,079,674	67,506,218
		93,872,005
Electric Utilities–2.54%
NRG Energy, Inc.	788,055	131,762,796
Electrical Components & Equipment–4.38%
Generac Holdings, Inc.(b)	196,663	38,288,320
Regal Rexnord Corp.	382,133	58,420,493
Vertiv Holdings Co., Class A	894,732	130,272,979
		226,981,792
Electronic Components–3.19%
Coherent Corp.(b)	1,537,479	165,432,740
Fertilizers & Agricultural Chemicals–1.34%
Corteva, Inc.	507,134	36,579,575
Mosaic Co. (The)	908,849	32,727,653
		69,307,228
Food Distributors–0.72%
Performance Food Group Co.(b)	369,273	37,075,009
Gold–2.94%
Agnico Eagle Mines Ltd. (Canada)	468,342	58,243,011
Shares		Value
Gold–(continued)
Newmont Corp.	1,516,037	$94,145,898
		152,388,909
Health Care Equipment–5.21%
Hologic, Inc.(b)	1,593,538	106,480,209
Medtronic PLC	940,905	84,907,267
Zimmer Biomet Holdings, Inc.	857,382	78,579,061
		269,966,537
Health Care Services–0.53%
Fresenius Medical Care AG (Germany)	546,274	27,707,790
Hotels, Resorts & Cruise Lines–1.68%
Expedia Group, Inc.	361,878	65,217,653
Travel + Leisure Co.	364,931	21,622,162
		86,839,815
Industrial Machinery & Supplies & Components–1.71%
Chart Industries, Inc.(b)	446,277	88,733,256
Insurance Brokers–1.78%
Willis Towers Watson PLC	292,556	92,392,110
Integrated Oil & Gas–0.65%
Cenovus Energy, Inc. (Canada)	2,221,655	33,835,806
Interactive Home Entertainment–1.96%
Electronic Arts, Inc.	665,558	101,490,939
Interactive Media & Services–1.03%
Match Group, Inc.	1,558,228	53,400,474
Investment Banking & Brokerage–0.59%
Goldman Sachs Group, Inc. (The)	42,509	30,759,087
IT Consulting & Other Services–3.41%
EPAM Systems, Inc.(b)	483,697	76,283,854
Globant S.A.(b)	1,190,663	100,325,264
		176,609,118
Life & Health Insurance–2.45%
Globe Life, Inc.	902,113	126,719,813
Life Sciences Tools & Services–2.62%
Avantor, Inc.(b)(c)	3,845,671	51,685,818
ICON PLC(b)	495,924	83,905,382
		135,591,200
Managed Health Care–1.14%
Centene Corp.(b)	2,268,794	59,147,460
Metal, Glass & Plastic Containers–1.35%
Crown Holdings, Inc.	703,981	69,947,552
Oil & Gas Exploration & Production–5.74%
Antero Resources Corp.(b)	1,163,183	40,629,982
ARC Resources Ltd. (Canada)	2,929,181	57,184,141
EQT Corp.	1,645,224	88,430,790
Expand Energy Corp.	539,872	56,567,788
Murphy Oil Corp.(c)	211,054	5,236,250
See accompanying notes which are an integral part of this schedule.
Invesco Value Opportunities Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
Range Resources Corp.	1,340,529	$49,224,225
		297,273,176
Oil & Gas Refining & Marketing–1.57%
Phillips 66	657,527	81,257,187
Paper & Plastic Packaging Products & Materials–0.89%
Sealed Air Corp.	1,581,986	46,304,730
Regional Banks–7.75%
Citizens Financial Group, Inc.	1,199,034	57,217,903
Huntington Bancshares, Inc.	6,167,552	101,332,879
Pinnacle Financial Partners, Inc.	683,691	60,089,602
Webster Financial Corp.	1,153,925	66,523,776
Western Alliance Bancorporation	1,497,606	116,154,321
		401,318,481
Research & Consulting Services–4.18%
Amentum Holdings, Inc.(b)	2,333,062	58,256,558
Jacobs Solutions, Inc.	495,747	70,331,627
KBR, Inc.	1,878,591	87,805,343
		216,393,528
Semiconductor Materials & Equipment–1.40%
Entegris, Inc.	305,575	23,975,414
MKS, Inc.(c)	509,855	48,527,999
		72,503,413
Semiconductors–5.98%
Marvell Technology, Inc.	1,553,213	124,831,729
Microchip Technology, Inc.	791,376	53,489,104
Rambus, Inc.(b)	837,258	61,898,484
STMicroelectronics N.V., New York Shares (France)(c)	2,744,844	69,801,383
		310,020,700
Silver–1.46%
Pan American Silver Corp. (Canada)	2,805,044	75,792,289
Trading Companies & Distributors–2.52%
Air Lease Corp., Class A	636,315	35,251,851
Shares		Value
Trading Companies & Distributors–(continued)
WESCO International, Inc.	460,401	$95,284,591
		130,536,442
Transaction & Payment Processing Services–3.01%
Fidelity National Information Services, Inc.	1,960,988	155,722,057
Total Common Stocks & Other Equity Interests (Cost $3,992,163,577)		4,988,151,426

Exchange-Traded Funds–1.05%
VanEck Junior Gold Miners ETF (Cost $40,486,468)(c)	846,999	54,394,276
Money Market Funds–2.76%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e)	50,018,870	50,018,870
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	92,755,055	92,755,055
Total Money Market Funds (Cost $142,773,924)		142,773,925
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $4,175,423,969)		5,185,319,627
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.32%
Invesco Private Government Fund, 4.32%(d)(e)(f)	62,112,242	62,112,242
Invesco Private Prime Fund, 4.46%(d)(e)(f)	161,844,361	161,876,730
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $223,990,066)		223,988,972
TOTAL INVESTMENTS IN SECURITIES–104.41% (Cost $4,399,414,035)		5,409,308,599
OTHER ASSETS LESS LIABILITIES—(4.41)%		(228,578,464)
NET ASSETS–100.00%		$5,180,730,135
Investment Abbreviations:
ETF	– Exchange-Traded Fund
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$67,359,235	$108,092,339	$(125,432,704)	$-	$-	$50,018,870	$665,011
Invesco Treasury Portfolio, Institutional Class	124,958,591	200,742,915	(232,946,451)	-	-	92,755,055	1,236,002
See accompanying notes which are an integral part of this schedule.
Invesco Value Opportunities Fund

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$29,173,171	$189,759,242	$(156,820,171)	$-	$-	$62,112,242	$565,275*
Invesco Private Prime Fund	75,946,251	483,604,154	(397,672,581)	3,368	(4,462)	161,876,730	1,550,718*
Total	$297,437,248	$982,198,650	$(912,871,907)	$3,368	$(4,462)	$366,762,897	$4,017,006

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$4,934,077,849	$54,073,577	$—	$4,988,151,426
Exchange-Traded Funds	54,394,276	—	—	54,394,276
Money Market Funds	142,773,925	223,988,972	—	366,762,897
Total Investments	$5,131,246,050	$278,062,549	$—	$5,409,308,599
Invesco Value Opportunities Fund